BASIS OF PREPARATION (Policies)	12 Months Ended
Dec. 31, 2023
Disclosure of basis of preparation of financial statements [Abstract]
Basis of Preparation	Basis of Preparation
The Group's consolidated financial statements (the “Group Financial Statements”) have been prepared in accordance with
International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The
principal accounting policies set out below have been applied consistently throughout the year and are consistent with prior year unless otherwise stated.
Measurement Bases	Unless otherwise stated, the Group Financial Statements are presented in U.S. Dollars, which is the Group’s subsidiaries’
functional currency and the currency of the primary economic environment in which the Group operates, and all values are rounded to the nearest thousand dollars except per share and per unit amounts and where otherwise indicated.
Transactions in foreign currencies are translated into U.S. Dollars at the rate of exchange on the date of the transaction.
Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate at the date of the
Consolidated Statement of Financial Position. Where the Group’s subsidiaries have a different functional currency, their results and financial position are translated into the presentation currency as follows:
—Assets and liabilities in the Consolidated Statement of Financial Position are translated at the closing rate at the date of that Consolidated Statement of Financial Position;
—Income and expenses in the Consolidated Statement of Comprehensive Income are translated at average exchange rates
(unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
—All resulting exchange differences are reflected within other comprehensive income in the Consolidated Statement of
Comprehensive Income.
The Group Financial Statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets and liabilities (including derivative instruments) held at fair value through profit and loss or through other comprehensive income.

Segment Reporting	Segment Reporting
The Group is an independent owner and operator of producing natural gas and oil wells with properties located in the states of
Tennessee, Kentucky, Virginia, West Virginia, Ohio, Pennsylvania, Oklahoma, Texas and Louisiana. The Group’s strategy is to acquire long-life producing assets, efficiently operate those assets to generate free cash flow for shareholders and then to retire assets safely and responsibly at the end of their useful life. The Group’s assets consist of natural gas and oil wells, pipelines and a network of gathering lines and compression facilities which are complementary to the Group’s assets.
In accordance with IFRS the Group establishes segments on the basis on which those components of the Group are evaluated regularly by the chief executive officer, DEC’s chief operating decision maker (“CODM”), when deciding how to allocate resources and in assessing performance. When evaluating performance as well as when acquiring and managing assets the
CODM does so in a consolidated and complementary fashion to vertically integrate and improve margins. Accordingly, when determining operating segments under IFRS 8, the Group has identified one reportable segment that produces and transports natural gas, NGLs and oil in the U.S.

Going Concern	Going Concern
The Group Financial Statements have been prepared on the going concern basis, which contemplates the continuity of normal business activity and the realization of assets and the settlement of liabilities in the normal course of business. The Directors have reviewed the Group’s overall position and outlook and are of the opinion that the Group is sufficiently well funded to be able to operate as a going concern for at least the next twelve months from the date of approval of this Annual Report & Form
20-F.
The Directors closely monitor and carefully manage the Group’s liquidity risk. Our financial outlook is assessed primarily through the annual business planning process, however it is also carefully monitored on a monthly basis. This process includes regular Board discussions, led by senior leadership, at which the current performance of, and outlook for, the Group are assessed. The outputs from the business planning process include a set of key performance objectives, an assessment of the
Group’s primary risks, the anticipated operational outlook and a set of financial forecasts that consider the sources of funding available to the Group (the “Base Plan”).
The Base Plan incorporates key assumptions which underpin the business planning process. These assumptions are as follows:
—Projected operating cash flows are calculated using a production profile which is consistent with current operating results and decline rates;
—Assumes commodity prices are in line with the current forward curve which also considers basis differentials;
—Operating cost levels stay consistent with historical trends;
—The financial impact of our current hedging contracts in place for the assessment period, which represents approximately
83%, and 76% of total production volumes hedged for the years ending December 31, 2024 and 2025, respectively; and
—The scenario also includes the scheduled principal and interest payments on our current debt arrangements.
The Directors and management also consider various scenarios around the Base Plan that primarily reflect a more severe, but plausible, downside impact of the principal risks, both individually and in the aggregate, as well as the additional capital requirements that downside scenarios could place on us. These scenarios are as follows:
Scenario 1: Cyclically low gas prices for a year (Henry Hub prices of $1.50 per MMbtu before returning to strip pricing), which have been historically observed in the market.
Scenario 2: Considered the impact of climate change by assuming a two week period of lost production in our East Texas/
Louisiana region, which is susceptible to hurricanes, due to a natural disaster (assumed to occur once in each year of the assessment period).
Scenario 3: Considered the impact of climate change by assuming a two week period of lost production in our Appalachian region (assumption of lost production in 25% of the total region), which is susceptible to flooding, due to a natural disaster
(assumed to occur once in each year of the assessment period).
Under these downside sensitivity scenarios, the Group continues to meet its working capital requirements, which primarily consist of derivative liabilities that, when settled, will be funded utilizing the higher commodity revenues from which the derivative liability was derived. The Group will also continue to meet the covenant requirements under its Credit Facility as well as its other existing borrowing instruments.
The Directors and management consider the impact that these principal risks could, in certain circumstances, have on the
Group’s prospects within the assessment period, and accordingly appraise the opportunities to actively mitigate the risk of these severe, but plausible, downside scenarios. In addition to its modelled downside going concern scenarios, the Board has stress tested the model to determine the extent of downturn which would result in a breach of covenants. Assuming similar levels of cash conversion as seen in 2023, a decline in production volume and pricing well in excess of that historically experienced by the Group would need to persist throughout the going concern period for a covenant breach to occur, which is considered very unlikely.
In addition to the scenarios above, the Directors also considered the current geopolitical environment and the inflationary pressures that are currently impacting the U.S., which are being closely monitored by the Group. Notwithstanding the modelling of specific hypothetical scenarios, the Group believes that the impact associated with these events will largely continue to be reflected in commodity markets and will extend the volatility experienced in recent months. The Group considers commodity price risk a principal risk and will continue to actively monitor and mitigate this risk through our hedging program.
Based on the above, the Directors have reviewed the Group’s overall position and outlook and are of the opinion that the
Group is sufficiently funded to be able to operate as a going concern for the next twelve months from the date of approval of the Group Financial Statements.

Prior Period Reclassifications and Changes in Presentation	Prior Period Reclassifications and Changes in Presentation
Reclassifications in the Consolidated Statement of Financial Position
The Group reclassified $41,907 to “taxes payable” from “other current liabilities” in the accompanying 2022 Consolidated
Statement of Financial Position to conform to current year presentation.
Reclassifications in the Consolidated Statement of Cash Flows
The Group reclassified certain amounts in it prior year Consolidated Statement of Cash Flows to conform to its current period presentation. These changes in classification do not affect net cash provided by (used in) financing activities previously reported in the Consolidated Statement of Cash Flows.
The Group reclassified $1,022 and $1,050 in “principal element of lease payments” to “cash paid for interest” for the years ended December 31, 2022 and 2021, respectively.

Basis of Consolidation	Basis of Consolidation
The Group Financial Statements for the year ended December 31, 2023 reflect the following corporate structure of the Group, and its wholly owned subsidiaries:
—Diversified Energy Company PLC
(“DEC”) as well as its wholly
owned subsidiaries
—Diversified Gas & Oil Corporation
—Diversified Production LLC
—Diversified ABS Holdings LLC
—Diversified ABS LLC
—Diversified ABS Phase II
Holdings LLC
—Diversified ABS Phase II LLC
—Diversified ABS Phase III
Holdings LLC
—Diversified ABS Phase
III LLC
—Diversified ABS III
Upstream LLC
—Diversified ABS Phase III
Midstream LLC
—Diversified ABS Phase IV
Holdings LLC
—Diversified ABS Phase
IV LLC
—Diversified ABS Phase V
Holdings LLC
—Diversified ABS Phase
V LLC
—Diversified ABS V
Upstream LLC
—DP Bluegrass Holdings LLC
—DP Bluegrass LLC
—Chesapeake Granite
Wash Trust(a)
—BlueStone Natural
Resources II LLC
—Sooner State Joint ABS
Holdings LLC(b)
—Diversified ABS Phase VI
Holdings LLC
—Diversified ABS Phase VI
LLC
—Diversified ABS VI
Upstream LLC
—Oaktree ABS VI
Upstream LLC
—DP Lion Equity Holdco LLC(c)
—DP Lion HoldCo LLC(c)
—DP Vandalia Equity Holdco
LLC
—DP Vandalia Holdco LLC
—DP RBL Co LLC
—DP Legacy Central LLC
—Diversified Energy
Marketing LLC
—DP Tapstone Energy
Holdings LLC
—DP Legacy Tapstone LLC
—TGG Cotton Valley Assets, LLC
—Giant Land, LLC(d)
—Link Land LLC(d)
—Old Faithful Land LLC(d)
—Riverside Land LLC(d)
—Splendid Land LLC(d)
—DP Production Holdings II LLC
—Diversified Midstream LLC
—Cranberry Pipeline Corporation
—Coalfield Pipeline Company
—DM Bluebonnet LLC
—Black Bear Midstream
Holdings LLC
—Black Bear Midstream LLC
—Black Bear Liquids LLC
—Black Bear Liquids
Marketing LLC
—DM Pennsylvania Holdco LLC
—DGOC Holdings Sub III LLC
—Diversified Energy Group
LLC
—Diversified Energy Company
LLC
—Next LVL Energy, LLC
(a)Diversified Production, LLC holds 50.8% of the issued and outstanding common shares of Chesapeake Granite Wash Trust.
(b)Owned 51.25% by Diversified Production LLC.
(c)Diversified Production, LLC holds 20% of the issued and outstanding equity of DP Lion Equity Holdco LLC. This entity is not consolidated within the Group’s financial statements as of December 31, 2023. Refer to Note 5 for additional information.
(d)Owned 55% by Diversified Energy Company PLC.

Business Combinations and Asset Acquisitions	Business Combinations and Asset Acquisitions
The Group performs an assessment of each acquisition to determine whether the acquisition should be accounted for as an asset acquisition or a business combination. For each transaction, the Group may elect to apply the concentration test to determine if the fair value of assets acquired is substantially concentrated in a single asset (or a group of similar assets). If this concentration test is met, the acquisition qualifies as an acquisition of a group of assets and liabilities, not of a business.
Accounting for business combinations under IFRS 3 is applied once it is determined that a business has been acquired. Under
IFRS 3, a business is defined as an integrated set of activities and assets conducted and managed for the purpose of providing a return to investors. A business generally consists of inputs, processes applied to those inputs, and resulting outputs that are, or will be, used to generate revenues.
When less than the entire interest of an entity is acquired, the choice of measurement of the non-controlling interest, either at fair value or at the proportionate share of the acquiree’s identifiable net assets, is determined on a transaction by transaction basis.

Inventory	Inventory
Natural gas inventory is stated at the lower of cost and net realizable value, cost being determined on a weighted average cost basis. Inventory also consists of material and supplies used in connection with the Group’s maintenance, storage and handling.
Inventory is stated at the lower of cost or net realizable value.

Cash and Cash Equivalents	Cash and Cash Equivalents
Cash on the balance sheet comprises cash at banks. Balances held at banks, at times, exceed U.S. federally insured amounts. The
Group has not experienced any losses in such accounts and the Directors believe the Group is not exposed to any significant credit risk on its cash.
Trade Receivables	Trade Receivables
Trade receivables are stated at the historical carrying amount, net of any provisions required. Trade receivables are due from customers throughout the natural gas and oil industry. Although dispersed among several customers, collectability is dependent on the financial condition of each individual customer as well as the general economic conditions of the industry.
The Directors review the financial condition of customers prior to extending credit and generally do not require collateral to support the recoverability of the Group’s trade receivables. Any changes in the Group’s allowance for expected credit losses during the year are recognized in the Consolidated Statement of Comprehensive Income. Trade receivables also include certain receivables from third-party working interest owners as well as hedge settlement receivables. The Group consistently assesses the collectability of these receivables.
Impairment of Financial Assets	Impairment of Financial Assets
IFRS 9 requires the application of an expected credit loss model in considering the impairment of financial assets. The expected credit loss model requires the Group to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition of the financial assets. The credit event does not have to occur before credit losses are recognized. IFRS 9 allows for a simplified approach for measuring the loss allowance at an amount equal to lifetime expected credit losses for trade receivables.
The Group applies the simplified approach to the expected credit loss model to trade receivables arising from:
—Sales of natural gas, NGLs and oil;
—Sales of gathering and transportation of third-party natural gas; and
—The provision of other services.

Borrowings	Borrowings
Borrowings are recognized initially at fair value, net of any applicable transaction costs incurred. Borrowings are subsequently carried at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the Consolidated Statement of Comprehensive Income over the period of the borrowings using the effective interest method.
Interest on borrowings is accrued as applicable to each class of borrowing.

Derivative Financial Instruments	Derivative Financial Instruments
Derivatives are used as part of the Group’s overall strategy to mitigate risk associated with the unpredictability of cash flows due to volatility in commodity prices. Further details of the Group’s exposure to these risks are detailed in Note 25. The Group has entered into financial instruments which are considered derivative contracts, such as swaps and collars, which result in net cash settlements each month and do not result in physical deliveries. The derivative contracts are initially recognized at fair value at the date the contract is entered into and remeasured to fair value every balance sheet date. The resulting gain or loss is recognized in the Consolidated Statement of Comprehensive Income in the year incurred in the gain (loss) on derivative financial instruments line item.

Restricted Cash	Restricted Cash
Cash held on deposit for bonding purposes is classified as restricted cash and recorded within current and non-current assets.
The cash (1) is restricted in use by state governmental agencies to be utilized and drawn upon if the operator should abandon any wells, or (2) is being held as collateral by the Group’s surety bond providers.
Additionally, the Group is required to maintain certain reserves for interest payments related to its asset-backed securitizations discussed in Note 21. These reserves approximate six to seven months of interest as well as any associated fees.
The Group classifies restricted cash as current or non-current based on the classification of the associated asset or liability to which the restriction relates. This reserve cash is managed and held by an indenture trustee who monitors the reserve month to month ensuring the proper quantum is maintained. This trustee is independent, and the conditions of the deposit prevent the Group from accessing it on demand such that it no longer meets the definition of cash and cash equivalents.
Natural Gas and Oil Properties	Natural Gas and Oil Properties
Natural gas and oil activities are accounted for using the principles of the successful efforts method of accounting as described below.
DEVELOPMENT AND ACQUISITION COSTS
Costs incurred to purchase, lease, or otherwise acquire a property are capitalized when incurred. Expenditures related to the construction, installation or completion of infrastructure facilities, such as platforms, and the drilling of development wells, including delineation wells, are capitalized within natural gas and oil properties. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, and the initial estimate of the asset retirement obligation.
DEPLETION
Proved natural gas, oil and NGL reserve volumes are used as the basis to calculate unit-of-production depletion rates.
Leasehold costs are depleted on the unit-of-production basis over the total proved reserves of the relevant area while production and development wells are depleted over proved producing reserves.

Intangible Assets	Intangible Assets
SOFTWARE DEVELOPMENT
Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recognized as intangible assets where the following criteria are met:
—It is technically feasible to complete the software so that it will be available for use;
—The Directors intend to complete the software and use or sell it;
—There is an ability to use the software;
—It can be demonstrated how the software will generate probable future economic benefits;
—Adequate technical, financial and other resources to complete the development and to use the software are available; and
—The expenditure attributable to the software during its development can be reliably measured.
Directly attributable costs that are capitalized as part of the software include cost incurred by third parties, employee costs and an appropriate portion of relevant overheads. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use. Costs associated with maintaining software programs are recognized as an expense as incurred.
IMPAIRMENT OF INTANGIBLE ASSETS
Intangible assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Intangible assets that suffer an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.
AMORTIZATION
The Group amortizes intangible assets with a limited useful life, using the straight-line method over the following periods:

Range in Years
Software	3 - 5
Other acquired intangibles(a)	3
(a)Represents intangible assets acquired in business combinations and asset acquisitions.

Property, Plant and Equipment	Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses, if any. The cost of property, plant and equipment initially recognized includes its purchase price and any cost that is directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by the Directors.
Property, plant and equipment are generally depreciated on a straight-line basis over their estimated useful lives:

Range in Years
Buildings and leasehold improvements	10 - 40
Equipment	5 - 10
Motor vehicles	5
Midstream assets	10 - 15
Other property and equipment	5 - 10
Property, plant and equipment held under leases are depreciated over the shorter of the lease term or estimated useful life.

Impairment of Non-Financial Assets	Impairment of Non-Financial Assets
At each reporting date, the Directors assess whether indications exist that an asset may be impaired. If indications exist, or when annual impairment testing for an asset is required, the Directors estimate the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s, or cash generating unit’s, fair value less costs to sell and its value-in-use, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. Where the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the Directors consider the asset impaired and write the asset down to its recoverable amount. In assessing value-in-
use, the Directors discount the estimated future cash flows to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, the Directors consider recent market transactions, if available. If no such transactions can be identified, the Directors will utilize an appropriate valuation model.

Non-Controlling Interests	Non-Controlling Interests
Non-controlling interests represent the equity in subsidiaries that is not attributable to the Group’s shareholders. The acquisition of a non-controlling interest in a subsidiary and the sale of an interest while retaining control are accounted for as transactions within equity and are reported within non-controlling interests in the consolidated financial statements.

Leases	Leases
The Group recognizes a right-of-use asset and a lease liability at the commencement date of contracts (or separate components of a contract) which convey to the Group the right to control the use of an identified asset for a period of time in exchange for consideration, when such contracts meet the definition of a lease as determined by IFRS 16, Leases (“IFRS 16”).
The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at inception date.
The Group initially measures the lease liability at the present value of the future lease payments. The lease payments are discounted using the interest rate implicit in the lease. When this rate can not be readily determined, the Group uses its incremental borrowing rate. After the commencement date, the lease liability is reduced for payments made by the lessee and increased for interest on the lease liability.
Right-of-use assets are initially measured at cost, which comprises:
—The amount of the initial measurement of the lease liability;
—Any lease payments made at or before the commencement date, less any lease incentives received, any initial direct costs incurred by the lessee; and
—An estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease unless those costs are incurred to produce inventories.
Subsequent to the measurement date, the right-of-use asset is depreciated on a straight line basis for a period of time that reflects the life of the underlying asset, and also adjusted for the remeasurement of any lease liability.

Asset Retirement Obligations	Asset Retirement Obligations
Where a liability for the retirement of a well, removal of production equipment and site restoration at the end of the production life of a well exists, the Group recognizes a liability for asset retirement. The amount recognized is the present value of estimated future net expenditures determined in accordance with our anticipated retirement plans as well as with local conditions and requirements. The unwinding of the discount on the decommissioning liability is included as accretion of the decommissioning provision. The cost of the relevant property, plant and equipment asset is increased with an amount equivalent to the liability and depreciated on a unit of production basis. The Group recognizes changes in estimates prospectively, with corresponding adjustments to the liability and the associated non-current asset.
As of December 31, 2023 and 2022, the Group had no midstream asset retirement obligations.

Taxation	Taxation
DEFERRED TAXATION
Deferred tax assets and liabilities arise from temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Group Financial Statements. Deferred tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred tax asset is realized or the deferred liability is settled.
Deferred tax assets are recognized to the extent that it is probable that the future taxable profit will be available against which the temporary differences can be utilized.
CURRENT TAXATION
Current income tax assets and liabilities for the years ended December 31, 2023 and 2022 were measured at the amount to be recovered from, or paid to, the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the jurisdictions where the Group operates and generates taxable income.
UNCERTAIN TAX POSITIONS
Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances based on either the most likely amount, or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Revenue Recognition	Revenue Recognition
NATURAL GAS, NGLs AND OIL
Commodity revenue is derived from sales of natural gas, NGLs and oil products and is recognized when the customer obtains control of the commodity. This transfer generally occurs when the product is physically transferred into a vessel, pipe, sales meter or other delivery mechanism. This also represents the point at which the Group carries out its single performance obligation to its customer under contracts for the sale of natural gas, NGLs and oil for the purposes of IFRS 15, Revenue from
Contracts with Customers (“IFRS 15”).
Commodity revenue in which the Group has an interest with other producers is recognized proportionately based on the
Group’s working interest and the terms of the relevant production sharing contracts. Royalty payments or counterparty distributions, representing the portion of revenue that is due to minority working interests, is included as a liability, described in Note 23.
Commodity revenue is recorded based on the volumes accepted each day by customers at the delivery point and is measured using the respective market price index for the applicable commodity plus or minus the applicable basis differential based on the quality of the product.
THIRD-PARTY GATHERING REVENUE
Revenue from gathering and transportation of third-party natural gas is recognized when the customer transfers its natural gas to the entry point in the Group’s midstream network and becomes entitled to withdraw an equivalent volume of natural gas from the exit point in the Group’s midstream network under contracts for the gathering and transportation of natural gas. This transfer generally occurs when product is physically transferred into the Group’s vessel, pipe, or sales meter. The customer’s entitlement to withdraw an equivalent volume of natural gas is broadly coterminous with the transfer of natural gas into the
Group’s midstream network. Customers are invoiced and revenue is recognized each month based on the volume of natural gas transported at a contractually agreed upon price per unit.
THIRD-PARTY PLUGGING REVENUE
Revenue from third-party asset retirement services is recognized as earned in the month work is performed and consistent with the Group’s contractual obligations. The Group’s contractual obligations in this respect are considered to be its performance obligations for the purposes of IFRS 15.
OTHER REVENUE
Revenue from the operation of third-party wells is recognized as earned in the month work is performed and consistent with the Group’s contractual obligations. The Group’s contractual obligations in this respect are considered to be its performance obligations for the purposes of IFRS 15.
Revenue from the sale of water disposal services to third-parties into the Group’s disposal wells is recognized as earned in the month the water was physically disposed at a contractually agreed upon price per unit. Disposal of the water is considered to be the Group’s performance obligation under these contracts.
Revenue is stated after deducting sales taxes, excise duties and similar levies.

Share-Based Payments	Share-Based Payments
The Group accounts for share-based payments under IFRS 2, Share-Based Payment (“IFRS 2”). All of the Group’s share-based awards are equity settled. The fair value of the awards are determined at the date of grant. As of December 31, 2023, 2022 and
2021, the Group had three types of share-based payment awards: RSUs, PSUs and Options. The fair value of the Group’s RSUs is measured using the stock price at the grant date. The fair value of the Group’s PSUs is measured using a Monte Carlo simulation model. The inputs to the Monte Carlo simulation model included:
—The share price at the date of grant;
—Expected volatility;
—Expected dividends;
—Risk free rate of interest; and
—Patterns of exercise of the plan participants.
The fair value of the Group’s Options was calculated using the Black-Scholes model as of the grant date. The inputs to the
Black-Scholes model included:
—The share price at the date of grant;
—Exercise price;
—Expected volatility; and
—Risk-free rate of interest.
The grant date fair value of share-based awards, adjusted for market-based performance conditions, are expensed uniformly over the vesting period.

New or Amended Accounting Standards - Adopted	New or Amended Accounting Standards - Adopted
The following accounting standards, amendments and interpretations became effective in the current year:
—Disclosure of Accounting Policies: IAS 1 and IFRS Practice Statement 2
—Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction: Amendments to IAS 12
The application of these standards and interpretations effective for the first time in the current year has had no significant impact on the amounts reported in the Group Financial Statements.
New or Amended Accounting Standards - Not Yet Adopted
At the date of authorization of the Group Financial Statements, the following standards and interpretations, which have not been applied in the Group Financial Statements, were in issue but not yet effective. It is expected that where applicable, these standards and amendments will be adopted on each respective effective date. None of these standards are expected to have a significant impact on the Group.

Amendments to IFRS	Effective Date
Classification of Liabilities as Current or Non-Current and Non-Current Liabilities with Covenants	Annual periods beginning on or after January 1, 2024